CONVERTIBLE NOTES, 2024, 2025 and 2026 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount of the Liability Components [Abstract]
Principal	$ 1,051,568	$ 2,633,380
Less: unamortized issuance cost and debt discount	(1,497)	(6,612)
Net carrying amount	1,050,071	2,626,768
Recognized total interest expense for coupon interest	28,141	32,666	$ 34,309
Amortization of debt discount	4,036	5,075	6,034
Repurchase of Convertible Notes [Abstract]
Gain on debt extinguishment	$ 21,017	42,621	$ 38,550
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount)	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 50.13
Agreed conversion date	Jun. 01, 2024
2024 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)	$ 50.13
Capped calls initial cap price (in dollars per share)	$ 70.36
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	May 22, 2020
Maturity date	Dec. 01, 2025
Principal amount	$ 1,150,000
Interest rate	2.375%
Initial conversion rate (ADSs per $1 principal amount)	11.0549
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 90.46
Agreed conversion date	Sep. 01, 2025
Carrying Amount of the Liability Components [Abstract]
Principal		1,149,500
Less: unamortized issuance cost and debt discount		(1,516)
Net carrying amount	$ 0	1,147,984
2025 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)	$ 90.46
Capped calls initial cap price (in dollars per share)	$ 136.54
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Sep. 14, 2021
Maturity date	Sep. 15, 2026
Principal amount	$ 2,875,000
Interest rate	0.25%
Initial conversion rate (ADSs per $1 principal amount)	2.0964
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 477.01
Agreed conversion date	Jun. 15, 2026
Carrying Amount of the Liability Components [Abstract]
Principal	$ 1,051,568	1,483,880
Less: unamortized issuance cost and debt discount	(1,497)	(5,096)
Net carrying amount	1,050,071	$ 1,478,784
Repurchase of Convertible Notes [Abstract]
Repurchase of convertible notes	54,843
Gain on debt extinguishment	$ 898